American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2023

VP Large Company Value - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.6%
Aerospace and Defense — 2.8%
Raytheon Technologies Corp.	43,692	4,278,758
Automobiles — 0.6%
General Motors Co.	24,835	910,948
Banks — 5.9%
JPMorgan Chase & Co.	30,707	4,001,429
Truist Financial Corp.	69,476	2,369,132
U.S. Bancorp	69,050	2,489,252
		8,859,813
Beverages — 0.7%
PepsiCo, Inc.	5,732	1,044,944
Broadline Retail — 1.6%
Dollar Tree, Inc.(1)	17,010	2,441,786
Capital Markets — 5.6%
Ameriprise Financial, Inc.	4,537	1,390,591
Bank of New York Mellon Corp.	63,652	2,892,347
BlackRock, Inc.	2,577	1,724,322
Charles Schwab Corp.	21,565	1,129,575
Northern Trust Corp.	13,517	1,191,253
		8,328,088
Chemicals — 1.0%
Akzo Nobel NV	19,008	1,486,703
Communications Equipment — 3.8%
Cisco Systems, Inc.	52,685	2,754,108
F5, Inc.(1)	13,147	1,915,387
Juniper Networks, Inc.	28,900	994,738
		5,664,233
Consumer Staples Distribution & Retail — 2.5%
Koninklijke Ahold Delhaize NV	55,867	1,908,702
Walmart, Inc.	12,447	1,835,310
		3,744,012
Containers and Packaging — 2.4%
Packaging Corp. of America	15,006	2,083,283
Sonoco Products Co.	25,772	1,572,092
		3,655,375
Diversified REITs — 0.4%
Healthpeak Properties, Inc.	26,786	588,489
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	87,474	3,401,864
Electric Utilities — 6.1%
Duke Energy Corp.	25,292	2,439,919
Edison International	22,411	1,581,993
Eversource Energy	15,218	1,190,961
Pinnacle West Capital Corp.	19,592	1,552,470
Xcel Energy, Inc.	36,426	2,456,569
		9,221,912
Electrical Equipment — 2.1%
Emerson Electric Co.	16,943	1,476,413

nVent Electric PLC	38,577	1,656,496
		3,132,909
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	11,562	1,516,356
Energy Equipment and Services — 1.0%
Baker Hughes Co.	53,969	1,557,545
Entertainment — 1.3%
Walt Disney Co.(1)	20,036	2,006,205
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(1)	18,348	5,665,312
Food Products — 3.2%
Conagra Brands, Inc.	67,235	2,525,347
Mondelez International, Inc., Class A	33,648	2,345,938
		4,871,285
Ground Transportation — 0.9%
Norfolk Southern Corp.	6,092	1,291,504
Health Care Equipment and Supplies — 8.4%
Becton Dickinson & Co.	6,424	1,590,197
Medtronic PLC	72,363	5,833,905
Zimmer Biomet Holdings, Inc.	40,021	5,170,713
		12,594,815
Health Care Providers and Services — 5.8%
Cigna Group	3,708	947,505
CVS Health Corp.	15,008	1,115,245
Henry Schein, Inc.(1)	27,420	2,235,827
Quest Diagnostics, Inc.	16,436	2,325,365
Universal Health Services, Inc., Class B	16,034	2,037,921
		8,661,863
Hotels, Restaurants and Leisure — 0.7%
Sodexo SA	10,362	1,012,062
Household Products — 6.0%
Colgate-Palmolive Co.	36,968	2,778,145
Henkel AG & Co. KGaA, Preference Shares	19,648	1,537,140
Kimberly-Clark Corp.	23,665	3,176,317
Procter & Gamble Co.	10,241	1,522,734
		9,014,336
Industrial Conglomerates — 0.8%
Siemens AG	6,978	1,130,463
Insurance — 3.1%
Allstate Corp.	25,197	2,792,080
Chubb Ltd.	5,246	1,018,668
MetLife, Inc.	13,512	782,885
		4,593,633
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(1)	10,000	1,037,300
Machinery — 1.3%
Oshkosh Corp.	23,296	1,937,761
Oil, Gas and Consumable Fuels — 6.7%
Chevron Corp.	10,042	1,638,453
ConocoPhillips	13,391	1,328,521
Exxon Mobil Corp.	40,699	4,463,052
TotalEnergies SE, ADR	44,903	2,651,522
		10,081,548

Passenger Airlines — 1.0%
Southwest Airlines Co.	44,434	1,445,882
Personal Care Products — 1.9%
Unilever PLC, ADR	54,051	2,806,869
Pharmaceuticals — 7.4%
Johnson & Johnson	46,212	7,162,860
Merck & Co., Inc.	10,463	1,113,159
Pfizer, Inc.	32,555	1,328,244
Roche Holding AG	5,182	1,480,717
		11,084,980
Professional Services — 1.0%
Automatic Data Processing, Inc.	6,967	1,551,063
Semiconductors and Semiconductor Equipment — 1.3%
Applied Materials, Inc.	4,848	595,480
Texas Instruments, Inc.	7,253	1,349,130
		1,944,610
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	6,468	786,574
TOTAL COMMON STOCKS (Cost $132,129,659)		143,351,800
EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 1000 Value ETF (Cost $2,208,416)	14,512	2,209,597
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	945	945
Repurchase Agreements — 2.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $1,177,812), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $1,136,480)		1,136,037
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $3,351,741), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $3,287,317)		3,286,000
		4,422,037
TOTAL SHORT-TERM INVESTMENTS (Cost $4,422,982)		4,422,982
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $138,761,057)		149,984,379
OTHER ASSETS AND LIABILITIES		(32,977)
TOTAL NET ASSETS — 100.0%		$149,951,402

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,103,211	CHF	1,000,574	Morgan Stanley	6/30/23	$(617)
USD	69,061	CHF	62,864	Morgan Stanley	6/30/23	(290)
USD	34,188	CHF	30,954	Morgan Stanley	6/30/23	39
USD	59,252	CHF	53,693	Morgan Stanley	6/30/23	18
USD	8,072,444	EUR	7,472,409	JPMorgan Chase Bank N.A.	6/30/23	(71,028)
USD	2,389,418	GBP	1,944,687	Bank of America N.A.	6/30/23	(13,588)
						$(85,466)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Chemicals	—	$1,486,703	—
Consumer Staples Distribution & Retail	$1,835,310	1,908,702	—
Hotels, Restaurants and Leisure	—	1,012,062	—
Household Products	7,477,196	1,537,140	—
Industrial Conglomerates	—	1,130,463	—
Pharmaceuticals	9,604,263	1,480,717	—
Other Industries	115,879,244	—	—
Exchange-Traded Funds	2,209,597	—	—
Short-Term Investments	945	4,422,037	—
	$137,006,555	$12,977,824	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$57	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$85,523	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.